Trade and Other Receivables - Summary of Changes in Summary of Changes in Provision for Impairment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade receivables [member]
Disclosure of financial assets [line items]
Beginning balance	₩ 359,924	₩ 439,427
Provision	24,596	91,282
Write-off or transfer out	(90,513)	(170,597)
Others	1,312	(188)
Ending balance	295,319	359,924
Other receivables [member]
Disclosure of financial assets [line items]
Beginning balance	93,822	84,372
Provision	35,597	21,783
Reversal	(475)	(104)
Write-off or transfer out	(44,108)	(14,416)
Others	(1,156)	2,187
Ending balance	₩ 83,680	₩ 93,822